UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-01-2019 - 06-30-2020

FORM N-PX

ICA File Number:  811-06441

Registrant Name:  American Century International Bond Funds

Reporting Period:  07/01/2019 - 06/30/2020

Emerging Markets Debt

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Global Bond

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

International Bond

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By (Signature and Title)*	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President

Date	August 26, 2020

*Print the name and title of each signing officer under his or her signature.